Operating leases	12 Months Ended
Dec. 31, 2022
Operating Leases
Operating leases

6.       Operating leases:

a) Time charter-in vessel agreements

The carrying value of the assets and liabilities recognized in connection with the time charter-in vessel arrangements as of December 31, 2021 and 2022 amounted to $47,704 and $37,191, respectively. The weighted average discount rate that was used for the recognition of these leases, which is the estimated annual incremental borrowing rate for this type of asset, is approximately 3%. The payments required to be made after December 31, 2022, for the outstanding operating lease liabilities of the time charter-in vessel agreements with an initial term exceeding 12 months, recognized on the balance sheet, are as follows:

Twelve month periods ending	Amount
December 31, 2023	$10,769
December 31, 2024	5,917
December 31, 2025	6,242
December 31, 2026	5,900
December 31, 2027	6,242
December 31, 2028 and thereafter	5,763
Total undiscounted lease payments	$40,833
Discount based on incremental borrowing rate	(3,642)
Present value of lease liability	37,191

The weighted average remaining lease term of these charter-in vessels arrangements as of December 31, 2022 is 5.35 years.

b) Office rental arrangements

The carrying value of the assets and liabilities recognized in connection with the office rental arrangements as of December 31, 2021 and 2022 amounted to $552 and $427, respectively. The weighted average discount rate that was used for the recognition of these leases, which is the estimated annual incremental borrowing rate for this type of assets, is approximately 4.8%. The payments required to be made after December 31, 2022, for the outstanding operating lease liabilities recognized on the balance sheet in connection with the Company’s office rental arrangements, are as follows:

Twelve month periods ending	Amount
December 31, 2023	$309
December 31, 2024	119
December 31, 2025	-
December 31, 2026	-
December 31, 2027	-
December 31, 2028 and thereafter	-
Total undiscounted lease payments	$428
Discount based on incremental borrowing rate	(1)
Present value of lease liability	427

The weighted average remaining lease term of these office rent arrangements as of December 31, 2022 is 1.49 years.

The lease expenses for the office rental arrangements of the Company’s for the years ended December 31, 2020, 2021 and 2022, were $461, $501 and $503 respectively.